Risk Report - Asset Quality - Financial Assets at Fair Value through OCI (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through OCI [Abstract]
Fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment	€ 45,503	€ 51,182
Of which: [Abstract]
Allowance for credit losses against these assets	€ 35	€ 13